Property, Plant and Equipment, Net - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets		$ 0	$ 0
Atlas Sand Company LLC [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets					$ 0	$ 0	$ 100,000
Accumulated Depreciation						900,000
Capital lease obligation current						1,500,000
Depreciation, Depletion and Accretion Expense
Property, Plant and Equipment [Line Items]
Depreciation	$ 8,000,000	5,000,000	15,000,000	$ 10,000,000
Depletion	1,400,000	1,400,000	2,900,000	2,600,000
Depreciation, Depletion and Accretion Expense | Atlas Sand Company LLC [Member]
Property, Plant and Equipment [Line Items]
Depreciation					22,100,000	19,400,000	17,500,000
Depletion					5,400,000	4,200,000	3,200,000
Selling, General and Administrative Expense
Property, Plant and Equipment [Line Items]
Depreciation	$ 400,000	$ 300,000	$ 700,000	$ 600,000
Selling, General and Administrative Expense | Atlas Sand Company LLC [Member]
Property, Plant and Equipment [Line Items]
Depreciation					$ 1,100,000	1,000,000	800,000
Capital Leases | Atlas Sand Company LLC [Member]
Property, Plant and Equipment [Line Items]
Depreciation						$ 400,000	$ 300,000